Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets and Goodwill [Abstract]
Schedule of Intangible Assets and Goodwill

The details of intangible assets and goodwill are as follows:

In thousands of USD	Rights to electrical capacity	Technologies	Patents, trademarks, royalties and other rights	Others	Total intangible assets	Goodwill
Cost:
At January 1, 2023	-	-	3	441	444	-
Additions	-	-	4,896	313	5,209	-
At December 31, 2023	-	-	4,899	754	5,653	-
Accumulated amortization:
At January 1, 2023	-	-	(1)	(121)	(122)	-
Charge for the year	-	-	(572)	(182)	(754)	-
At December 31, 2023	-	-	(573)	(303)	(876)	-
Net book value:
At December 31, 2023	-	-	4,326	451	4,777	-

Cost
At January 1, 2024	-	-	4,899	754	5,653	-
Additions	-	-	119	659	778	-
Acquired through the business combinations (Note 5(b) and 5(c))	22,429	63,633	-	-	86,062	35,818
At December 31, 2024	22,429	63,633	5,018	1,413	92,493	35,818
Accumulated amortization:
At January 1, 2024	-	-	(573)	(303)	(876)	-
Charge for the year	-	(7,070)	(1,007)	(305)	(8,382)	-
At December 31, 2024	-	(7,070)	(1,580)	(608)	(9,258)	-
Net book value:
At December 31, 2024	22,429	56,563	3,438	805	83,235	35,818

Cost:
At January 1, 2025	22,429	63,633	5,018	1,413	92,493	35,818
Additions	29,281	-	4,150	273	33,704	-
At December 31, 2025	51,710	63,633	9,168	1,686	126,197	35,818
Accumulated amortization:
At January 1, 2025	-	(7,070)	(1,580)	(608)	(9,258)	-
Charge for the year	-	(21,211)	(2,185)	(111)	(23,507)	-
At December 31, 2025	-	(28,281)	(3,765)	(719)	(32,765)	-
Net book value:
At December 31, 2025	51,710	35,352	5,403	967	93,432	35,818

Schedule of Useful Life Intangible Assets and Goodwill Allocated for Impairment	The carrying amounts have been allocated to the CGUs as follows:
	At December 31, 2025 and 2024
In thousands of USD	Rights to electrical capacity	Goodwill
Tydal Data Center AS	14,285	4,389
Troll Housing AS	8,144	10,062
FreeChain	-	21,367
Total	22,429	35,818

Schedule of Key Assumptions Would Need to Increase Decrease Individually Estimated Recoverable Amount

The following table shows the amount by which the key assumptions would need to increase/ (decrease) individually for the estimated recoverable amount to be equal to the carrying amount.

	At December 31, 2025
In %	Tydal Data Center AS	Troll Housing AS	FreeChain

Discount rate	23.1	17.6	47.3
EBIT margin	(60.2)	(54.6)	N/A
Revenue	N/A	N/A	(17.5)

	At December 31, 2024
In %	Tydal Data Center AS	Troll Housing AS	FreeChain

Discount rate	6.8	6.5	Nm*
EBIT margin	(26.0)	(28.4)	N/A
Revenue	N/A	N/A	(19.2)

*	FreeChain has substantial recoverable amount, and it is unlikely that a change in the discount rate that will result in the amount fair value less cost of disposal of FreeChain equal to the carrying amount would occur under reasonable scenarios for the year ended December 31, 2024.